Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Depreciated cost	$ 291,442	$ 287,961
Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	297,370	286,395
Initial consolidation	4,008	7,965
Additions	9,556
Translation differences	(6,887)	3,010
Ending Balance	304,047	297,370
Amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	9,409	6,678
Amortization	3,883	3,024	[1]
Translation differences	(687)	(293)
Ending Balance	12,605	9,409
Electricity supply agreements and concession agreements
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Depreciated cost	142,643	139,833
Electricity supply agreements and concession agreements | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	149,242	138,267
Initial consolidation	3,346	7,965
Additions	9,556
Translation differences	(6,896)	3,010
Ending Balance	155,248	149,242
Electricity supply agreements and concession agreements | Amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	9,409	6,678
Amortization	3,883	3,024	[1]
Translation differences	(687)	(293)
Ending Balance	12,605	9,409
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Depreciated cost	148,799	148,128
Goodwill | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	148,128	148,128
Initial consolidation	662	0
Translation differences	9	0
Ending Balance	148,799	148,128
Goodwill | Amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	0	0
Amortization	0	0	[1]
Translation differences	0	0
Ending Balance	$ 0	$ 0

[1]	The amortization of the intangible assets is included under Costs of sales in the Consolidated Statements of Income and Other Comprehensive Income